Summary of signifcant accounting policies - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2016
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Property plant and Equipment Useful Life	20 years
Plant and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and Equipment Useful Life	10 years
Furniture and fixtures, other equipment and motor vehicles | Maximum
Property, Plant and Equipment [Line Items]
Property plant and Equipment Useful Life	5 years
Furniture and fixtures, other equipment and motor vehicles | Minimum
Property, Plant and Equipment [Line Items]
Property plant and Equipment Useful Life	4 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property plant and Equipment Useful Life	5 years